PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3:-   PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2013	2014

Government authorities	$600	$749
Hedging transaction asset	160	2,916
Prepaid expenses	3,644	6,410
Other current assets	326	80

	$4,730	$10,155